Filed pursuant to Rule 497(j)

Registration Nos. 333-182308 and 811-22717

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

May 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First Trust Exchange-Traded Fund VI
(File Nos. 333-182308 and 811-22717)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VI (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Dorsey Wright DALI ETF, First Trust BuyWrite Income ETF, First Trust Nasdaq BuyWrite Income ETF and First Trust Small Cap BuyWrite Income ETF, each a series of the Registrant. Post-Effective Amendment No. 212, a recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on April 30, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Sincerely yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures